SCHEDULE OF DETAILED INFORMATION ABOUT LIQUIDITY (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Liquidity And Capital Resources
Cash	$ 21,580	$ 14,707
Other Receivables	43	63
Investments in Financial Assets	10,398	14,222
Total	$ 32,021	$ 28,992